VIRTUS Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.5%
Real Estate Investment Trusts—98.5%
Data Centers—12.4%
Digital Realty Trust, Inc.	33,100	$ 4,006
Equinix, Inc.	8,127	5,902
		9,908

Diversified REIT—4.3%
Realty Income Corp.	68,305	3,411
Gaming REITs—4.4%
VICI Properties, Inc. Class A	121,937	3,549
Health Care—12.6%
Healthpeak Properties, Inc.	74,390	1,366
Sabra Health Care REIT, Inc.	71,300	994
Ventas, Inc.	89,000	3,749
Welltower, Inc.	47,790	3,915
		10,024

Industrial/Office—18.5%
Industrial—15.8%
Prologis, Inc.	83,976	9,423
Rexford Industrial Realty, Inc.	63,725	3,145
		12,568

Office—2.7%
Alexandria Real Estate Equities, Inc.	13,043	1,305
Cousins Properties, Inc.	34,550	704
Douglas Emmett, Inc.	12,590	161
		2,170

Total Industrial/Office		14,738

Lodging/Resorts—2.5%
Host Hotels & Resorts, Inc.	47,044	756
Ryman Hospitality Properties, Inc.	14,802	1,233
		1,989

Residential—22.4%
Apartments—11.3%
Apartment Income REIT Corp.	72,553	2,227
AvalonBay Communities, Inc.	13,329	2,289
Mid-America Apartment Communities, Inc.	16,600	2,136
UDR, Inc.	65,910	2,351
		9,003

Manufactured Homes—4.5%
Sun Communities, Inc.	30,191	3,573
	Shares	Value

Single Family Homes—6.6%
American Homes 4 Rent Class A	95,400	$ 3,214
Invitation Homes, Inc.	63,850	2,023
		5,237

Total Residential		17,813

Retail—7.4%
Regional Malls—1.5%
Simon Property Group, Inc.	10,941	1,182
Shopping Centers—5.9%
Brixmor Property Group, Inc.	105,942	2,201
Kimco Realty Corp.	22,270	392
Regency Centers Corp.	36,000	2,140
		4,733

Total Retail		5,915

Self Storage—10.1%
CubeSmart	72,030	2,746
Extra Space Storage, Inc.	11,721	1,425
Public Storage	14,810	3,903
		8,074

Specialty—3.9%
American Tower Corp.	12,210	2,008
SBA Communications Corp. Class A	5,400	1,081
		3,089

Total Common Stocks (Identified Cost $66,399)		78,510

Total Long-Term Investments—98.5% (Identified Cost $66,399)		78,510

TOTAL INVESTMENTS—98.5% (Identified Cost $66,399)		$78,510
Other assets and liabilities, net—1.5%		1,171
NET ASSETS—100.0%		$79,681

Abbreviation:
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$78,510	$78,510
Total Investments	$78,510	$78,510
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Real Estate Securities Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Series’ Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.
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